INCOME TAXES (Details 1) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
INCOME TAXES
Deferred tax asset	$ 615,839	$ 807,225
Valuation allowance	(615,839)	(807,225)
Net deferred tax asset	$ 0	$ 0